DERIVATIVE INSTRUMENTS - Schedule of Offsetting Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Derivative assets:
Gross amount of derivative instruments	$ 1,244	$ 1,391
Gross amounts offset in the statements of financial position	(84)	(30)
Net amount presented on the statements of financial position	1,160	1,361
Collateral (received) pledged in cash	(987)	(1,298)
Collateral (received) pledged in invested assets	(21)	0
Exposure net of collateral	152	63
Derivative liabilities:
Gross amount of derivative instruments	(253)	(57)
Gross amounts offset in the statements of financial position	84	30
Net amount presented on the statements of financial position	(169)	(27)
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	1	23
Exposure net of collateral	(168)	(4)
Collaterals held in cash and invested assets that are excess collateral	59	76
Equity-indexed options
Derivative assets:
Gross amount of derivative instruments	1,118	1,311
Gross amounts offset in the statements of financial position	(65)	(5)
Net amount presented on the statements of financial position	1,053	1,306
Collateral (received) pledged in cash	(987)	(1,298)
Collateral (received) pledged in invested assets	(21)	0
Exposure net of collateral	45	8
Derivative liabilities:
Gross amount of derivative instruments	(3)	(5)
Gross amounts offset in the statements of financial position	3	5
Net amount presented on the statements of financial position	0	0
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	0	0
Equity total return swaps
Derivative assets:
Gross amount of derivative instruments	19	1
Gross amounts offset in the statements of financial position	0	0
Net amount presented on the statements of financial position	19	1
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	19	1
Derivative liabilities:
Gross amount of derivative instruments	(4)	0
Gross amounts offset in the statements of financial position	0	0
Net amount presented on the statements of financial position	(4)	0
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	(4)	0
Foreign exchange forwards
Derivative assets:
Gross amount of derivative instruments	12	55
Gross amounts offset in the statements of financial position	(12)	(1)
Net amount presented on the statements of financial position	0	54
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	0	54
Derivative liabilities:
Gross amount of derivative instruments	(222)	(27)
Gross amounts offset in the statements of financial position	74	7
Net amount presented on the statements of financial position	(148)	(20)
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	1	18
Exposure net of collateral	(147)	(2)
Cross currency swaps
Derivative assets:
Gross amount of derivative instruments	56	9
Gross amounts offset in the statements of financial position	(2)	(9)
Net amount presented on the statements of financial position	54	0
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	54	0
Derivative liabilities:
Gross amount of derivative instruments	(19)	(16)
Gross amounts offset in the statements of financial position	2	9
Net amount presented on the statements of financial position	(17)	(7)
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	5
Exposure net of collateral	(17)	(2)
Interest rate swaps
Derivative assets:
Gross amount of derivative instruments	39	15
Gross amounts offset in the statements of financial position	(5)	(15)
Net amount presented on the statements of financial position	34	0
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	34	0
Derivative liabilities:
Gross amount of derivative instruments	(5)	(9)
Gross amounts offset in the statements of financial position	5	9
Net amount presented on the statements of financial position	0	0
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	$ 0	$ 0